SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Cash, cash equivalents, time deposits and restricted cash

	December 31,
	2020	2021
	RMB	RMB
RMB denominated bank deposits with financial institutions in the PRC	278,789	405,296
US dollar denominated bank deposits with financial institutions in the PRC	81,283	1,234
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	793	22,001
HK dollar denominated bank deposits with financial institutions in HK SAR	50	64
RMB denominated bank deposits with a financial institution in HK SAR	2,022	409
US dollar denominated bank deposits with a financial institution in the U.S.	117	229
TWD denominated bank deposits with a financial institution in Taiwan	579	1,035
CAD denominated bank deposits with a financial institution in Canada	1,172	133
Total	364,805	430,401

Schedule of Property, Plant and Equipment, Useful Life

Office buildings	45 years
Furniture	5 years
Office equipment	3 to 5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Schedule of Change In Refund Liability

	For the years ending December 31,
	2022	2023	Total
	RMB	RMB	RMB
Revenue expected to be recognized on these contracts	3,133	17,200	20,333